Note 8 - Convertible Debt (PIK Notes) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		2 Months Ended	1 Months Ended			8 Months Ended
	Nov. 03, 2014	Aug. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Feb. 28, 2015	Aug. 31, 2014	Feb. 28, 2014	Aug. 31, 2013
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt		$ 10,500,000	$ (113,558)	$ (122,898)	$ 12,499,998	$ 10,500,000
Convertible Debt, Number of Written Days Notice	30 days
Convertible Debt, Number of Days to File Registration Statement	90 days
Convertible Debt, Number of Days to Accrue Further Damages	30 days
Debt Instrument, Unamortized Discount			18,195,280		18,400,297	2,020,750	18,400,297
Derivative Liability			10,154,753		10,035,625		10,035,625
Paid-in-Kind Interest			578,813	525,000	1,076,250
Specified Event [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Combined Discount [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount	16,560,771
Combined Discount [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount			1,944,922		1,949,555		1,949,555
Result of Anti-Dilution Adjustment [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.36									$ 1.36
After Series A Notes Issuance [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments		7,720,588
Includes Additional PIK Notes Issued [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Derivative Liability			554,128		478,149		478,149
Additional Discount [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount			26,387		48,075		48,075
Result of Extension Option [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.10
Result of Extension Option [Member] | Senior A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.10
Other Expense [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Liquidated Damages, Payable to Noteholders			595,455		200,000
Minimum [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	30 days
Minimum [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Remaining Discount Amortization Period					2 years
Maximum [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	90 days
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt	12,500,000
Debt Instrument, Face Amount	19,848,486		19,848,486		19,848,486		19,848,486
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.92
Debt Instrument, Convertible, Threshold Consecutive Trading Days to Meet Event Qualification	30 days
Liquidated Damages, Percent of Principal	1.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	9,212,285
Debt Instrument, Unamortized Discount	7,348,486		16,250,358		16,450,742		16,450,742
Debt Instrument, Term	4 years
Derivative Liability	9,557,476		9,600,625		9,557,476		9,557,476
Convertible Debt, Increase (Decrease) in Valuation Allowance							345,191
Amortization of Debt Discount (Premium)			200,384				110,031
Convertible Notes Payable			3,598,128		3,397,744		3,397,744
Series A Notes [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Days to File Registration Statement	90 days
Senior A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Threshold Consecutive Trading Days to Meet Event Qualification	30 days
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Face Amount		10,500,000	12,155,063		11,576,250	10,507,333	11,576,250				10,500,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%									10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.40									$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature		2,055,000									2,055,000
Debt Instrument, Unamortized Discount			1,944,922		1,949,555	2,020,750	1,949,555
Debt Instrument, Term		10 years									10 years
Derivative Liability			554,128		478,149	2,250,000	478,149
Amortization of Debt Discount (Premium)			31,020		119,270
Convertible Notes Payable			10,210,141		9,626,695	8,486,583	9,626,695
Paid-in-Kind Interest								578,813	551,250	525,000
Debt Instrument, Convertible, Number of Equity Instruments		7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion											1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature											10 days
Convertible Debt, Revaluation Gain			49,593		1,815,989
Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt					23,000,000
Debt Instrument, Face Amount			32,003,549		31,424,736	10,507,333	31,424,736
Debt Instrument, Unamortized Discount			18,195,280		18,400,297	2,020,750	18,400,297
Derivative Liability			10,154,753		10,035,625	2,250,000	10,035,625
Convertible Notes Payable			$ 13,808,269		$ 13,024,439	$ 8,486,583	$ 13,024,439